Taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of taxes payable

	2021	2020
PIS and COFINS	71,515	23,647
Installment payments	34,213	41,641
Withholding income tax on salaries	32,940	33,011
ICMS	244	472
IRPJ and CSLL payable	366	13
Other	7,172	7,192
Total	146,450	105,976

Current	122,036	73,614
Non-current	24,414	32,362